EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exchangeable Shares
Opening balance (in shares)	72,955,585
Shares exchanged to LP Units (in shares)	(1,135)	(52,500)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	72,954,450	72,955,585
Class B Shares
Opening balance (in shares)	1
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1	1
Exchangeable and class B shares
Opening balance (in shares)	1,237
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	264
Ending balance (in shares)	1,501	1,237